Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
Nov. 28, 2011
(Oppenheimer New Jersey Municipal Fund) | Class A
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.15%
Interest and Fees from Borrowing	0.10%
Interest and Related Expenses from Inverse Floaters	0.19%
Other Expenses	0.08%
Total Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.06%
(Oppenheimer New Jersey Municipal Fund) | Class B
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.90%
Interest and Fees from Borrowing	0.10%
Interest and Related Expenses from Inverse Floaters	0.19%
Other Expenses	0.17%
Total Other Expenses	0.46%
Total Annual Fund Operating Expenses	1.90%
(Oppenheimer New Jersey Municipal Fund) | Class C
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.90%
Interest and Fees from Borrowing	0.10%
Interest and Related Expenses from Inverse Floaters	0.19%
Other Expenses	0.10%
Total Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.83%
(Oppenheimer New Jersey Municipal Fund) | Class Y
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	none
Interest and Fees from Borrowing	0.10%
Interest and Related Expenses from Inverse Floaters	0.19%
Other Expenses	0.08%
Total Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.91%
(Oppenheimer Pennsylvania Municipal Fund) | Class A
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	0.15%
Interest and Fees from Borrowing	0.13%
Interest and Related Expenses from Inverse Floaters	0.20%
Other Expenses	0.08%
Total Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.03%
(Oppenheimer Pennsylvania Municipal Fund) | Class B
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	0.90%
Interest and Fees from Borrowing	0.13%
Interest and Related Expenses from Inverse Floaters	0.20%
Other Expenses	0.16%
Total Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.86%
(Oppenheimer Pennsylvania Municipal Fund) | Class C
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	0.90%
Interest and Fees from Borrowing	0.13%
Interest and Related Expenses from Inverse Floaters	0.20%
Other Expenses	0.09%
Total Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.79%
(Oppenheimer Pennsylvania Municipal Fund) | Class Y
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	none
Interest and Fees from Borrowing	0.13%
Interest and Related Expenses from Inverse Floaters	0.20%
Other Expenses	0.10%
Total Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.90%
(Oppenheimer Rochester National Municipals Fund) | Class A
Operating Expenses:
Management Fees	0.37%
Distribution and/or Service (12b-1) Fees	0.15%
Interest and Fees from Borrowing	0.11%
Interest and Related Expenses from Inverse Floaters	0.35%
Other Expenses	0.12%
Total Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.10%
(Oppenheimer Rochester National Municipals Fund) | Class B
Operating Expenses:
Management Fees	0.37%
Distribution and/or Service (12b-1) Fees	0.90%
Interest and Fees from Borrowing	0.11%
Interest and Related Expenses from Inverse Floaters	0.35%
Other Expenses	0.22%
Total Other Expenses	0.68%
Total Annual Fund Operating Expenses	1.95%
(Oppenheimer Rochester National Municipals Fund) | Class C
Operating Expenses:
Management Fees	0.37%
Distribution and/or Service (12b-1) Fees	0.90%
Interest and Fees from Borrowing	0.11%
Interest and Related Expenses from Inverse Floaters	0.35%
Other Expenses	0.14%
Total Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.87%
(Oppenheimer Rochester National Municipals Fund) | Class Y
Operating Expenses:
Management Fees	0.37%
Distribution and/or Service (12b-1) Fees	none
Interest and Fees from Borrowing	0.12%
Interest and Related Expenses from Inverse Floaters	0.35%
Other Expenses	0.11%
Total Other Expenses	0.58%
Total Annual Fund Operating Expenses	0.95%